Schedule of Finance Leases ROU assets and Finance Lease Liabilities (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Leases
Right-of-use assets – finance lease, net	$ 147,967	$ 216,065
Finance lease liabilities, current	66,150	67,372
Finance lease liabilities, non-current	$ 48,345	$ 114,495
Weighted average remaining lease term (in years)	1 year 8 months 4 days	2 years 7 months 24 days
Weighted average discount rate (%)	4.22%	4.26%